Income Tax - Summary of Current and Deferred Components of Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax expense	€ (30)	€ (26)	€ (19)
Deferred tax expense	(2)	(54)	(50)
Income tax (expense) / benefit	€ (32)	€ (80)	€ (69)